                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03128

Morgan Stanley Dividend Growth Securities Inc.
                   (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)                 (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 28, 2005

Date of reporting period: August 31, 2004


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Dividend Growth Securities Inc. performed during the semiannual period. The portfolio management team will provide an overview of the market climate, and discuss some of the factors that helped or hindered performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments, as well as other information.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the fund will decline and, therefore, the value of the fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-month period ended August 31, 2004

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 2004

                                                                  LIPPER          LIPPER
                                                      S&P      LARGE-CAP       LARGE-CAP
                                                      500     CORE FUNDS     VALUE FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     INDEX(1)       INDEX(2)        INDEX(3)
  -1.97%      -1.99%      -2.35%      -1.85%      -2.74%          -3.83%          -1.86%

The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. Past performance is no guarantee of future results. See Performance Summary for standardized performance information.

MARKET CONDITIONS

The economy showed signs of strength during the first half of fiscal year 2004, albeit at a slowing rate. Investors remained cautious over the potential negative impact of rapidly rising interest rates. Fears of oil supply disruptions, as well as forecasts of a "hard landing" in China and its effect on the global economy, continued to weigh on market sentiment. Consequently, a pullback ensued in the equity markets. The Federal Reserve Board's Open Market Committee raised interest rates by 0.25 percent at its June meeting, indicating that such tightening would continue at a "measured pace." In light of an emerging soft patch in the economic data, the market moved in a downward trajectory through July and August. This, however, did not deter the Federal Reserve from its bias toward rate tightening and at its meeting in August it implemented another 0.25 percent interest-rate increase.

Energy stocks were the strongest performers during the period as record high oil prices created strong earnings and cash flows. Strong oil prices had the opposite effect on the consumer discretionary sector, however, as high energy costs negatively affected consumers' budgets. Utilities, one of the more interest-rate-sensitive sectors, performed well, because of a perception that high oil prices were going to keep the Federal Reserve on hold for longer. Large index constituents raised their dividends and had strong earnings during the second quarter. Information technology stocks, led by semiconductor companies, were weak during the period. Weak demand trends led to inventory buildups and margin compression for many semiconductor companies, thus casting a bearish tone over information technology issues in general.

PERFORMANCE ANALYSIS

Morgan Stanley Dividend Growth Securities Inc. outperformed both the S&P 500 Index and the Lipper Large-Cap Core Funds Index but underperformed the Lipper Large-Cap Value Funds Index for the six months ended August 31, 2004. (Class D of the Fund did slightly outperform the Lipper Large-Cap Value Funds Index.) During this period the Fund focused on companies with an ability to manage through the economic deceleration that might result from rising interest rates or oil shocks. The managers made an effort to scale out of more cyclical sectors to find companies with better downside protection, through improved cash flow yield or dividend growth, than the overall market. The Fund's outperformance over these six months was driven largely by its weightings in the energy and technology sectors and stock selection within the consumer discretionary sector. An overweighted position in the energy sector compared to the S&P 500 helped the Fund, as strong oil prices prevailed throughout the period. An underweighted position in technology relative to the benchmark also served as a positive driver of performance, because this sector underperformed the market as a result of deteriorating demand trends and sector overcapacity. Within the consumer discretionary sector stock selection was positive, as a low absolute level of interest rates led to healthy consumer spending trends that benefited the sector.

Several of the Fund's positions served as a drag on performance for the period. An overweighting in basic materials compared to the S&P 500 hurt the Fund, as demonstrated by that sector's underperformance. Although supply and demand fundamentals within the sector held steady, an overreaction to a perceived slowdown in China hurt stock performance. Stock selection within the financials sector further hampered performance. Although valuations had been attractive in this sector, the anticipated slowdown of the fixed-income markets after interest rates rose but before merger and acquisition activity accelerated led to a weak first half. Similarly, stock selection within the health-care sector was detrimental, largely as a result of an emphasis on big pharmaceutical names. Increased competition from generic drug producers and fears of increasing regulatory pressure dampened these stocks' performance for the period.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES WITH A RECORD OF PAYING DIVIDENDS AND THE POTENTIAL FOR INCREASING DIVIDENDS. THE FUND'S "INVESTMENT MANAGER," MORGAN STANLEY INVESTMENT ADVISORS INC., INITIALLY EMPLOYS A QUANTITATIVE SCREENING PROCESS IN AN ATTEMPT TO IDENTIFY A NUMBER OF COMMON STOCKS THAT ARE UNDERVALUED AND THAT HAVE A RECORD OF PAYING DIVIDENDS. THE INVESTMENT MANAGER THEN APPLIES QUALITATIVE ANALYSIS TO DETERMINE WHICH STOCKS IT BELIEVES HAVE THE POTENTIAL TO INCREASE DIVIDENDS AND, FINALLY, TO DETERMINE WHETHER ANY OF THE STOCKS SHOULD BE ADDED TO OR SOLD FROM THE FUND'S PORTFOLIO.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE,

   TOP 10 HOLDINGS
   United Technologies Corp.                            3.7%
   3M Co.                                               3.2
   Microsoft Corp.                                      3.1
   Target Corp.                                         3.0
   Bank of America Corp.                                2.9
   Dow Chemical Co. (The)                               2.8
   Home Depot, Inc. (The)                               2.7
   Exxon Mobil Corp.                                    2.7
   Pfizer, Inc.                                         2.7
   PepsiCo, Inc.                                        2.7

   TOP FIVE INDUSTRIES
   Industrial Conglomerates                             9.4%
   Pharmaceuticals: Major                               6.8
   Integrated Oil                                       6.6
   Household/Personal Care                              5.3
   Major Banks                                          5.0

Data as of August 31, 2004. Subject to change daily. All percentages for top 10 holdings and top five industries are as a percentage of net assets. Provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102. YOU MAY OBTAIN COPIES OF A FUND'S FISCAL QUARTER FILINGS BY CONTACTING MORGAN STANLEY CLIENT RELATIONS AT (800) 869-NEWS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF (1) THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES AND (2) HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT 12-MONTH PERIOD ENDED AUGUST 31 IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED AUGUST 31, 2004

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 03/30/81)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              DIVAX                     DIVBX                    DIVCX                    DIVDX
   1 YEAR                              11.21%(4)                 11.09%(4)                10.38%(4)                11.48%(4)
                                        5.37(5)                   6.42(5)                  9.45(5)                    --
   5 YEARS                             (0.78)(4)                 (1.37)(4)                (1.51)(4)                (0.55)(4)
                                       (1.84)(5)                 (1.63)(5)                (1.51)(5)                   --
   10 YEARS                               --                      8.19(4)                    --                       --
                                          --                      8.19(5)                    --                       --
   SINCE INCEPTION                      2.91(4)                  11.66(4)                  2.15(4)                  3.15(4)
                                        2.13(5)                  11.66(5)                  2.15(5)                    --

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

(1) The Standard and Poor's 500 Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Lipper Large-Cap Core Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Core Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. As of the date of this report, the Fund is in the Lipper Large-Cap Core Funds classification.

(3) The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 03/01/04 - 08/31/04.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             03/01/04 -
                                                                     03/01/04            08/31/04             08/31/04
                                                                   -------------       -------------       ---------------
CLASS A
Actual (-1.97% return)......................................         $1,000.00           $  980.30              $4.04
Hypothetical (5% return before expenses)....................         $1,000.00           $1,021.12              $4.13
CLASS B
Actual (-1.99% return)......................................         $1,000.00           $  980.10              $4.09
Hypothetical (5% return before expenses)....................         $1,000.00           $1,021.07              $4.18
CLASS C
Actual (-2.35% return)......................................         $1,000.00           $  976.50              $7.77
Hypothetical (5% return before expenses)....................         $1,000.00           $1,017.34              $7.93
CLASS D
Actual (-1.85% return)......................................         $1,000.00           $  981.50              $2.80
Hypothetical (5% return before expenses)....................         $1,000.00           $1,022.38              $2.85

------------------
 * Expenses are equal to the Fund's annualized expense ratio of 0.81%, 0.82%, 1.56% and 0.56% respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (99.2%)
              Aerospace & Defense
              (1.0%)
   194,000    General Dynamics
               Corp. ................  $   18,942,160
   991,200    Northrop Grumman
               Corp. ................      51,195,480
                                       --------------
                                           70,137,640
                                       --------------
              Aluminum (1.9%)
 4,132,600    Alcoa, Inc. ...........     133,813,588
                                       --------------
              Apparel/Footwear (1.4%)
 2,032,000    V.F. Corp. ............     100,258,880
                                       --------------
              Apparel/Footwear Retail
              (0.1%)
   341,900    Gap, Inc. (The)........       6,407,206
                                       --------------
              Auto Parts: O.E.M.
              (1.8%)
 2,272,800    Johnson Controls,
               Inc. .................     127,958,640
                                       --------------
              Beverages: Non-
              Alcoholic (2.3%)
 3,518,500    Coca-Cola Co. (The)....     157,312,135
                                       --------------
              Biotechnology (0.8%)
   882,500    Amgen Inc.*............      52,323,425
                                       --------------
              Chemicals: Major
              Diversified (2.7%)
 4,445,200    Dow Chemical Co.
               (The).................     190,299,012
                                       --------------
              Computer Communications
              (0.7%)
 2,719,400    Cisco Systems, Inc.*...      51,015,944
                                       --------------
              Computer Peripherals
              (1.1%)
   844,600    Lexmark International,
               Inc.*.................      74,704,870
                                       --------------
              Computer Processing
              Hardware (1.0%)
 2,063,300    Dell Inc.*.............      71,885,372
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Data Processing
              Services (2.4%)
 3,242,500    First Data Corp. ......  $  136,995,625
 1,020,800    Paychex, Inc. .........      30,287,136
                                       --------------
                                          167,282,761
                                       --------------
              Discount Stores (3.0%)
 4,699,400    Target Corp. ..........     209,499,252
                                       --------------
              Drugstore Chains (1.2%)
 1,998,500    CVS Corp. .............      79,940,000
                                       --------------
              Electric Utilities
              (2.6%)
 3,426,400    Exelon Corp. ..........     126,262,840
   814,500    FPL Group, Inc. .......      56,363,400
                                       --------------
                                          182,626,240
                                       --------------
              Finance/Rental/Leasing
              (2.4%)
   872,500    Fannie Mae.............      64,957,625
 4,281,500    MBNA Corp. ............     103,355,410
                                       --------------
                                          168,313,035
                                       --------------
              Financial Conglomerates
              (3.5%)
 3,756,700    Citigroup, Inc. .......     174,987,086
 1,706,800    J.P. Morgan Chase &
               Co. ..................      67,555,144
                                       --------------
                                          242,542,230
                                       --------------
              Food Distributors
              (0.9%)
 1,903,800    SYSCO Corp. ...........      61,188,132
                                       --------------
              Food: Major Diversified
              (2.7%)
 3,675,200    PepsiCo, Inc. .........     183,760,000
                                       --------------
              Food: Meat/Fish/Dairy
              (0.1%)
   197,700    Dean Foods Co.*........       7,328,739
                                       --------------
              Home Improvement Chains
              (2.7%)
 5,094,000    Home Depot, Inc.
               (The).................     186,236,640
                                       --------------

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Household/Personal Care
              (5.3%)
 4,127,200    Avon Products, Inc. ...  $  182,339,696
 3,234,200    Procter & Gamble Co.
               (The).................     181,018,174
                                       --------------
                                          363,357,870
                                       --------------
              Industrial
              Conglomerates (9.4%)
 2,646,500    3M Co. ................     217,965,740
 5,457,300    General Electric
               Co. ..................     178,944,867
 2,704,300    United Technologies
               Corp. ................     253,960,813
                                       --------------
                                          650,871,420
                                       --------------
              Information Technology
              Services (3.3%)
 1,773,900    Accenture Ltd. (Class
               A) (Bermuda)*.........      46,298,790
 2,128,600    International Business
               Machines Corp. .......     180,271,134
                                       --------------
                                          226,569,924
                                       --------------
              Integrated Oil (6.6%)
 3,103,800    BP PLC (ADR) (United
               Kingdom)..............     166,674,060
 1,084,400    ChevronTexaco Corp. ...     105,729,000
 4,037,900    Exxon Mobil Corp. .....     186,147,190
                                       --------------
                                          458,550,250
                                       --------------
              Internet
              Software/Services
              (0.4%)
   866,200    Yahoo! Inc.*...........      24,695,362
                                       --------------
              Investment Banks/
              Brokers (3.5%)
   813,200    Goldman Sachs Group,
               Inc. (The)............      72,903,380
   779,700    Lehman Brothers
               Holdings Inc. ........      57,612,033
 2,213,400    Merrill Lynch & Co.,
               Inc. .................     113,038,338
                                       --------------
                                          243,553,751
                                       --------------
              Investment Managers
              (0.9%)
 2,203,800    Mellon Financial
               Corp. ................      63,601,668
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Life/Health Insurance
              (2.1%)
 3,237,300    Lincoln National
               Corp. ................  $  146,649,690
                                       --------------
              Major Banks (5.0%)
 4,474,400    Bank of America
               Corp. ................     201,258,512
   834,800    Comerica, Inc. ........      50,213,220
 1,973,300    KeyCorp................      61,862,955
   547,900    Wells Fargo & Co. .....      32,189,125
                                       --------------
                                          345,523,812
                                       --------------
              Major
              Telecommunications
              (2.2%)
 3,870,700    Verizon Communications
               Inc. .................     151,924,975
                                       --------------
              Managed Health Care
              (1.2%)
   436,457    Anthem, Inc.*..........      35,457,767
 1,553,600    Caremark Rx, Inc.*.....      44,588,320
                                       --------------
                                           80,046,087
                                       --------------
              Medical Specialties
              (1.2%)
   197,300    Bard (C.R.), Inc. .....      11,068,530
 1,384,200    Medtronic, Inc. .......      68,863,950
                                       --------------
                                           79,932,480
                                       --------------
              Motor Vehicles (0.3%)
   336,500    Harley-Davidson,
               Inc. .................      20,533,230
                                       --------------
              Multi-Line Insurance
              (1.2%)
 1,150,700    American International
               Group, Inc. ..........      81,975,868
                                       --------------
              Office Equipment/
              Supplies (2.3%)
 3,675,100    Pitney Bowes, Inc. ....     160,087,356
                                       --------------
              Oil & Gas Production
              (0.5%)
   511,700    Devon Energy Corp. ....      33,163,277
                                       --------------
              Oilfield Services/
              Equipment (0.8%)
 1,858,000    Halliburton Co. .......      54,197,860
                                       --------------

8
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Other Consumer Services
              (0.6%)
   450,200    eBay Inc.*.............  $   38,960,308
                                       --------------
              Packaged Software
              (3.8%)
   338,900    Adobe Systems, Inc. ...      15,545,343
 7,864,700    Microsoft Corp. .......     214,706,310
   922,000    SAP AG (ADR)
               (Germany).............      33,616,120
                                       --------------
                                          263,867,773
                                       --------------
              Pharmaceuticals: Major
              (6.8%)
 2,960,900    Bristol-Myers Squibb
               Co. ..................      70,262,157
 1,655,000    Johnson & Johnson......      96,155,500
 5,681,800    Pfizer, Inc. ..........     185,624,406
 3,140,400    Wyeth..................     114,844,428
                                       --------------
                                          466,886,491
                                       --------------
              Pharmaceuticals: Other
              (0.9%)
 2,232,400    Teva Pharmaceutical
               Industries Ltd. (ADR)
               (Israel)..............      60,832,900
                                       --------------
              Railroads (0.6%)
 1,129,800    Burlington Northern
               Santa Fe Corp. .......      40,446,840
                                       --------------
              Semiconductors (1.8%)
 1,892,700    Intel Corp. ...........      40,295,583
 1,098,400    Marvell Technology
               Group Ltd.
               (Bermuda)*............      25,395,008
   457,000    Maxim Integrated
               Products, Inc. .......      19,847,510
 2,041,100    Texas Instruments
               Inc. .................      39,883,094
                                       --------------
                                          125,421,195
                                       --------------
              Telecommunication
              Equipment (0.5%)
 1,179,700    Nokia Corp. (ADR)
               (Finland).............      14,014,836
   576,000    QUALCOMM Inc. .........      21,916,800
                                       --------------
                                           35,931,636
                                       --------------

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Trucks/Construction/Farm
              Machinery (1.7%)
 1,806,400    Deere & Co. ...........  $  114,290,928
                                       --------------
              Total Common Stocks
              (Cost
              $3,372,156,486)........   6,856,706,692
                                       --------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Convertible Bond (0.1%)
              Wireless Telecommunications (0.1%)
 $   7,969    Nextel Communications,
               Inc.
               5.25% due 01/15/10
               (Cost $7,680,396).....       7,978,961
                                       --------------
              Short-Term Investment (0.7%)
              Repurchase Agreement
    44,444    Joint repurchase
               agreement account
               1.57% due 09/01/04
               (dated 08/31/04;
               proceeds $44,445,938)
               (a)
               (Cost $44,444,000)....      44,444,000
                                       --------------

Total Investments
(Cost $3,424,280,882)
(b).......................   100.0%     6,909,129,653
Other Assets in Excess of
Liabilities...............     0.0          2,883,476
                             -----     --------------
Net Assets................   100.0%    $6,912,013,129
                             =====     ==============

---------------------------------------------------

    ADR  American Depository Receipt.
    *    Non-income producing security.
    (a) Collateralized by federal agency and U.S. Treasury obligations.
    (b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $3,517,133,228 and the aggregate gross unrealized depreciation is $32,284,457, resulting in net unrealized appreciation of $3,484,848,771.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
SUMMARY OF INVESTMENTS - AUGUST 31, 2004 (UNAUDITED)

                                               PERCENT OF
INDUSTRY                          VALUE        NET ASSETS
---------------------------------------------------------
Industrial Conglomerates...  $  650,871,420        9.4%
Pharmaceuticals: Major.....     466,886,491        6.8
Integrated Oil.............     458,550,250        6.6
Household/Personal Care....     363,357,870        5.3
Major Banks................     345,523,812        5.0
Packaged Software..........     263,867,773        3.8
Investment Banks/Brokers...     243,553,751        3.5
Financial Conglomerates....     242,542,230        3.5
Information Technology
 Services..................     226,569,924        3.3
Discount Stores............     209,499,252        3.0
Chemicals: Major
 Diversified...............     190,299,012        2.7
Home Improvement Chains....     186,236,640        2.7
Food: Major Diversified....     183,760,000        2.7
Electric Utilities.........     182,626,240        2.6
Finance/Rental/Leasing.....     168,313,035        2.4
Data Processing Services...     167,282,761        2.4
Office
 Equipment/Supplies........     160,087,356        2.3
Beverages: Non-Alcoholic...     157,312,135        2.3
Major Telecommunications...     151,924,975        2.2
Life/Health Insurance......     146,649,690        2.1
Aluminum...................     133,813,588        1.9
Auto Parts: O.E.M..........     127,958,640        1.8
Semiconductors.............     125,421,195        1.8
Trucks/Construction/Farm
 Machinery.................     114,290,928        1.7
Apparel/Footwear...........     100,258,880        1.4

                                               PERCENT OF
INDUSTRY                          VALUE        NET ASSETS
---------------------------------------------------------
Multi-Line Insurance.......  $   81,975,868        1.2%
Managed Health Care........      80,046,087        1.2
Drugstore Chains...........      79,940,000        1.2
Medical Specialties........      79,932,480        1.2
Computer Peripherals.......      74,704,870        1.1
Computer Processing
 Hardware..................      71,885,372        1.0
Aerospace & Defense........      70,137,640        1.0
Investment Managers........      63,601,668        0.9
Food Distributors..........      61,188,132        0.9
Pharmaceuticals: Other.....      60,832,900        0.9
Oilfield
 Services/Equipment........      54,197,860        0.8
Biotechnology..............      52,323,425        0.8
Computer Communications....      51,015,944        0.7
Repurchase Agreement.......      44,444,000        0.7
Railroads..................      40,446,840        0.6
Other Consumer Services....      38,960,308        0.6
Telecommunication
 Equipment.................      35,931,636        0.5
Oil & Gas Production.......      33,163,277        0.5
Internet
 Software/Services.........      24,695,362        0.4
Motor Vehicles.............      20,533,230        0.3
Wireless
 Telecommunications........       7,978,961        0.1
Food: Meat/Fish/Dairy......       7,328,739        0.1
Apparel/Footwear Retail....       6,407,206        0.1
                             --------------      -----
                             $6,909,129,653      100.0%
                             ==============      =====

10
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
August 31, 2004 (unaudited)

Assets:
Investments in securities, at value
  (cost $3,424,280,882).............  $6,909,129,653
Receivable for:
    Dividends.......................      14,362,599
    Capital stock sold..............       1,304,815
    Investments sold................         141,832
    Interest........................          56,509
Prepaid expenses and other assets...         329,843
Receivable from affiliate...........       4,398,600
                                      --------------
    Total Assets....................   6,929,723,851
                                      --------------
Liabilities:
Payable for:
    Capital stock redeemed..........       9,003,951
    Distribution fee................       5,458,853
    Investment management fee.......       2,593,299
Accrued expenses and other
  payables..........................         654,619
                                      --------------
    Total Liabilities...............      17,710,722
                                      --------------
    Net Assets......................  $6,912,013,129
                                      ==============
Composition of Net Assets:
Paid-in-capital.....................  $3,028,258,181
Net unrealized appreciation.........   3,484,848,770
Accumulated undistributed net
  investment income.................      24,318,084
Accumulated undistributed net
  realized gain.....................     374,588,094
                                      --------------
    Net Assets......................  $6,912,013,129
                                      ==============
Class A Shares:
Net Assets..........................    $108,076,222
Shares Outstanding (500,000,000
  authorized, $.01 par value).......       2,910,725
    Net Asset Value Per Share.......          $37.13
                                      ==============
    Maximum Offering Price Per
      Share,
      (net asset value plus 5.54% of
      net asset value)..............          $39.19
                                      ==============
Class B Shares:
Net Assets..........................  $6,136,857,549
Shares Outstanding (500,000,000
  authorized, $.01 par value).......     164,755,037
    Net Asset Value Per Share.......          $37.25
                                      ==============
Class C Shares:
Net Assets..........................    $105,011,839
Shares Outstanding (500,000,000
  authorized, $.01 par value).......       2,836,171
    Net Asset Value Per Share.......          $37.03
                                      ==============
Class D Shares:
Net Assets..........................    $562,067,519
Shares Outstanding (500,000,000
  authorized, $.01 par value).......      15,125,472
    Net Asset Value Per Share.......          $37.16
                                      ==============

Statement of Operations
For the six months ended August 31, 2004 (unaudited)

Net Investment Income:
Income
Dividends (net of $88,958 foreign
  withholding tax)...................  $  71,165,336
Interest.............................        376,404
                                       -------------
    Total Income.....................     71,541,740
                                       -------------
Expenses
Investment management fee............     15,769,312
Distribution fee (Class A shares)....        149,185
Distribution fee (Class B shares)....     14,628,735
Distribution fee (Class C shares)....        565,136
Transfer agent fees and expenses.....      4,232,039
Shareholder reports and notices......        176,485
Custodian fees.......................        150,400
Registration fees....................         60,361
Directors' fees and expenses.........         56,419
Professional fees....................         55,891
Other................................        115,524
                                       -------------
    Total Expenses...................     35,959,487
Less: plan of distribution fee rebate
  (Class B shares)...................     (6,000,000)
                                       -------------
    Net Investment Income............     41,582,253
                                       -------------
Net Realized and Unrealized Gain
(Loss):
Net realized gain....................    417,185,679
Net change in unrealized
  appreciation.......................   (611,480,181)
                                       -------------
    Net Loss.........................   (194,294,502)
                                       -------------
Net Decrease.........................  $(152,712,249)
                                       =============

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED           ENDED
                                                              AUGUST 31, 2004   FEBRUARY 29, 2004
                                                              ---------------   -----------------
                                                                (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $   41,582,253     $   83,186,686
Net realized gain...........................................     417,185,679      1,166,883,849
Net change in unrealized appreciation.......................    (611,480,181)     1,011,336,415
                                                              --------------     --------------
    Net Increase (Decrease).................................    (152,712,249)     2,261,406,950
                                                              --------------     --------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................        (755,057)        (1,963,643)
    Class B shares..........................................     (33,775,214)       (74,340,471)
    Class C shares..........................................        (267,155)          (878,589)
    Class D shares..........................................      (4,282,346)        (8,714,782)
Net realized gain
    Class A shares..........................................     (11,104,057)       (10,500,574)
    Class B shares..........................................    (612,978,197)      (581,521,886)
    Class C shares..........................................     (10,634,552)        (8,873,020)
    Class D shares..........................................     (54,212,881)       (43,854,656)
                                                              --------------     --------------
    Total Dividends and Distributions.......................    (728,009,459)      (730,647,621)
                                                              --------------     --------------

Net decrease from capital stock transactions................     (79,630,122)      (241,898,098)
                                                              --------------     --------------
    Net Increase (Decrease).................................    (960,351,830)     1,288,861,231
Net Assets:
Beginning of period.........................................   7,872,364,959      6,583,503,728
                                                              --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $24,318,084 and $21,815,603, respectively)...............  $6,912,013,129     $7,872,364,959
                                                              ==============     ==============

12
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Dividend Growth Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide reasonable current income and long-term growth of income and capital. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

of the close of the NYSE, as determined in good faith by the Fund's Directors or by the Investment Manager using a pricing service and/or procedures approved by the Directors of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

G. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

2. Investment Management Agreement

Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million; 0.50% to the portion of daily net assets exceeding $250 million but not exceeding $1 billion; 0.475% to the portion of daily net assets exceeding $1 billion but not exceeding $2 billion; 0.45% to the portion of daily net assets exceeding $2 billion but not exceeding $3 billion; 0.425% to the portion of daily net assets exceeding $3 billion but not exceeding $4 billion; 0.40% to the portion of daily net assets exceeding $4 billion but not exceeding $5 billion; 0.375% to the portion of daily net assets exceeding $5 billion but not exceeding $6 billion; 0.35% to the portion of daily net assets exceeding $6 billion but not exceeding $8 billion; 0.325% to the portion of daily net assets exceeding $8 billion but not exceeding $10 billion; 0.30% to the portion of daily net assets exceeding $10 billion but not exceeding $15 billion; and 0.275% to the portion of daily net assets exceeding $15 billion.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

treat such expenses. The Distributor has advised the Fund that there were no excess expenses as of August 31, 2004.

For the six months ended August 31, 2004, the Distributor rebated a portion of the distribution fees paid by the Fund on Class B shares in the amount of $6,000,000. Included in the Statement of Assets and Liabilities is a receivable from affiliate which represents a distribution fee rebate due to the Fund.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $2,005,654 and $7,673, respectively and received $157,230 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and the proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2004 aggregated $1,532,305,873 and $2,215,780,989, respectively.

For the six months ended August 31, 2004, the Fund incurred brokerage commissions of $740,545 with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the six months ended August 31, 2004 included in Directors' fees and expenses in the Statement of Operations amounted to $3,563. At August 31, 2004, the Fund had an accrued pension liability of $62,105 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Directors voted to close the

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Director to defer payment of all, or a portion, of the fees he receives for serving on the Board of Directors. Each eligible Director generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $339,000.

5. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 29, 2004, the Fund had a net capital loss carryforward of $42,620,160 of which $37,562,781 will expire on February 28, 2010, and $5,057,379 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As part of the Fund's acquisition of the assets of Morgan Stanley Equity Fund ("Equity"), the Fund obtained a net capital loss carryforward of $121,087,370 from Equity. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of February 29, 2004, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

6. Capital Stock

Transactions in capital stock were as follows:

                                                      FOR THE SIX                       FOR THE YEAR
                                                     MONTHS ENDED                           ENDED
                                                    AUGUST 31, 2004                   FEBRUARY 29, 2004
                                              ---------------------------       -----------------------------
                                                      (unaudited)
                                                SHARES         AMOUNT             SHARES          AMOUNT
                                              -----------   -------------       -----------   ---------------
CLASS A SHARES
Sold........................................      259,434   $  10,217,014           651,542   $    25,429,321
Shares issued in connection with the
  acquisition of Morgan Stanley Equity
  Fund......................................           --              --           101,388         4,101,120
Reinvestment of dividends and
  distributions.............................      285,346      10,896,413           284,735        11,143,948
Redeemed....................................     (644,319)    (25,230,370)       (1,097,538)      (43,265,319)
                                              -----------   -------------       -----------   ---------------
Net decrease - Class A......................      (99,539)     (4,116,943)          (59,873)       (2,590,930)
                                              -----------   -------------       -----------   ---------------
CLASS B SHARES
Sold........................................    2,397,801      96,334,043         9,195,221       362,374,599
Shares issued in connection with the
  acquisition of Morgan Stanley Equity
  Fund......................................           --              --         2,575,564       104,507,279
Reinvestment of dividends and
  distributions.............................   15,287,187     585,447,036        15,069,631       591,619,055
Redeemed....................................  (20,207,301)   (800,836,806)      (36,423,311)   (1,429,573,259)
                                              -----------   -------------       -----------   ---------------
Net decrease - Class B......................   (2,522,313)   (119,055,727)       (9,582,895)     (371,072,326)
                                              -----------   -------------       -----------   ---------------
CLASS C SHARES
Sold........................................      184,944       7,393,121           558,455        22,071,616
Shares issued in connection with the
  acquisition of Morgan Stanley Equity
  Fund......................................           --              --           193,897         7,834,971
Reinvestment of dividends and
  distributions.............................      271,404      10,344,107           235,875         9,228,507
Redeemed....................................     (439,387)    (17,146,994)         (602,576)      (23,686,489)
                                              -----------   -------------       -----------   ---------------
Net increase - Class C......................       16,961         590,234           385,651        15,448,605
                                              -----------   -------------       -----------   ---------------
CLASS D SHARES
Sold........................................    1,879,266      74,695,554         4,007,163       159,335,542
Shares issued in connection with the
  acquisition of Morgan Stanley Equity
  Fund......................................           --              --           205,852         8,330,415
Reinvestment of dividends and
  distributions.............................    1,398,317      53,459,794         1,254,655        49,088,021
Redeemed....................................   (2,144,077)    (85,202,434)       (2,534,996)     (100,437,425)
                                              -----------   -------------       -----------   ---------------
Net increase - Class D......................    1,133,506      42,952,314         2,932,674       116,316,553
                                              -----------   -------------       -----------   ---------------
Net decrease in Fund........................   (1,471,385)  $ (79,630,122)       (6,324,445)  $  (241,898,098)
                                              ===========   =============       ===========   ===============

7. Fund Acquisition

On December 22, 2003, the Fund acquired all the net assets of Morgan Stanley Equity Fund ("Equity") based on the respective valuations as of the close of business on December 19, 2003 pursuant to a plan of reorganization approved by the shareholders of Equity on December 16, 2003.

Morgan Stanley Dividend Growth Securities Inc.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2004 (UNAUDITED) continued

The acquisition was accomplished by a tax-free exchange of 101,388 Class A shares of the Fund at a net asset value of $40.44 per share for 533,970 Class A shares of Equity; 2,575,564 Class B shares of the Fund at a net asset value of $40.55 per share for 14,209,727 Class B shares of Equity; 193,897 Class C shares of the Fund at a net asset value of $40.39 per share for 1,059,741 Class C shares of Equity; and 205,852 Class D shares of the Fund at a net asset value of $40.45 per share for 1,068,353 Class D shares of Equity. The net assets of the Fund and Equity immediately before the acquisition were $7,684,808,181 and $124,930,805, respectively, including unrealized appreciation of $8,380,961 for Equity. Immediately after the acquisition, the combined net assets of the Fund amounted to $7,809,738,986.

8. Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                      FOR THE SIX                              FOR THE YEAR ENDED FEBRUARY 28,
                                     MONTHS ENDED            --------------------------------------------------------------------
                                    AUGUST 31, 2004           2004*           2003           2002           2001          2000*
                                    ---------------          --------       --------       --------       --------       --------
                                      (unaudited)
Class A Shares
Selected Per Share Data:

Net asset value, beginning of
 period...........................       $42.01              $ 34.01        $ 46.44        $ 52.54        $ 50.11        $ 60.22
                                         ------              -------        -------        -------        -------        -------

Income (loss) from investment
 operations:
    Net investment income++.......         0.22                 0.61           0.68           0.71           0.84           0.94
    Net realized and unrealized
    gain (loss)...................        (0.94)               11.62         (11.41)         (3.51)          8.35          (7.75)
                                         ------              -------        -------        -------        -------        -------

Total income (loss) from
 investment operations............        (0.72)               12.23         (10.73)         (2.80)          9.19          (6.81)
                                         ------              -------        -------        -------        -------        -------

Less dividends and distributions
 from:
    Net investment income.........        (0.26)               (0.65)         (0.72)         (0.70)         (0.92)         (0.99)
    Net realized gain.............        (3.90)               (3.58)         (0.98)         (2.60)         (5.84)         (2.31)
                                         ------              -------        -------        -------        -------        -------

Total dividends and
 distributions....................        (4.16)               (4.23)         (1.70)         (3.30)         (6.76)         (3.30)
                                         ------              -------        -------        -------        -------        -------

Net asset value, end of period....       $37.13              $ 42.01        $ 34.01        $ 46.44        $ 52.54        $ 50.11
                                         ======              =======        =======        =======        =======        =======

Total Return+.....................        (1.97)%(1)           37.26%        (23.66)%        (5.35)%        19.31%        (12.07)%

Ratios to Average Net Assets(3):)
Expenses..........................         0.81 %(2)            0.80%          0.77%          0.73%          0.73%          0.67%

Net investment income.............         1.12 %(2)            1.56%          1.69%          1.46%          1.57%          1.52%

Supplemental Data:
Net assets, end of period, in
 millions.........................         $108                 $126           $104           $145           $223           $215

Portfolio turnover rate...........           21 %(1)              34%             7%             0%             1%             4%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

20
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                            FOR THE SIX                                 FOR THE YEAR ENDED FEBRUARY 28,
                           MONTHS ENDED            -------------------------------------------------------------------------
                          AUGUST 31, 2004             2004*            2003            2002           2001           2000*
                          ---------------          -----------      -----------      ---------      ---------      ---------
                            (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value,
 beginning of period....        $42.08                 $34.04           $46.46         $52.54       $  50.10         $60.18
                                ------                 ------           ------         ------       --------         ------
Income (loss) from
 investment operations:
    Net investment
    income++............          0.19                   0.43             0.37           0.34           0.47           0.64
    Net realized and
    unrealized gain
    (loss)..............         (0.91)                 11.64           (11.41)         (3.50)          8.35          (7.73)
                                ------                 ------           ------         ------       --------         ------
Total income (loss) from
 investment
 operations.............         (0.72)                 12.07           (11.04)         (3.16)          8.82          (7.09)
                                ------                 ------           ------         ------       --------         ------
Less dividends and
 distributions from:
    Net investment
    income..............         (0.21)                 (0.45)           (0.40)         (0.32)         (0.54)         (0.68)
    Net realized gain...         (3.90)                 (3.58)           (0.98)         (2.60)         (5.84)         (2.31)
                                ------                 ------           ------         ------       --------         ------
Total dividends and
 distributions..........         (4.11)                 (4.03)           (1.38)         (2.92)         (6.38)         (2.99)
                                ------                 ------           ------         ------       --------         ------
Net asset value, end of
 period.................        $37.25                 $42.08           $34.04         $46.46       $  52.54         $50.10
                                ======                 ======           ======         ======       ========         ======
Total Return+...........         (1.99)%(1)             36.62%          (24.27)%        (6.06)%        18.48%        (12.49)%
Ratios to Average Net
Assets(3):
Expenses................          0.82 %(2)(4)           1.28%(4)         1.54%          1.49%          1.42%          1.15%
Net investment income...          1.11 %(2)(4)           1.08%(4)         0.92%          0.70%          0.88%          1.04%
Supplemental Data:
Net assets, end of
 period, in millions....        $6,137                 $7,040           $6,020         $9,865        $11,819        $12,869
Portfolio turnover
 rate...................            21 %(1)                34%               7%             0%             1%             4%

---------------------

     *   Year ended February 29.
    ++   The per share amounts were computed using an average number of shares outstanding during the period.
     +   Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4)  If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been:
                                   EXPENSE         NET INVESTMENT
           PERIOD ENDED            RATIO           INCOME RATIO
         -----------------          ----                ----
         August 31, 2004            1.00%               0.93%
         February 29, 2004          1.56%               0.80%

                                                                              21
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                     FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28,
                                    MONTHS ENDED            ---------------------------------------------------------------------
                                   AUGUST 31, 2004           2004*           2003            2002           2001          2000*
                                   ---------------          --------       ---------       --------       --------       --------
                                     (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of
 period..........................       $41.89              $ 33.92        $  46.32        $ 52.44        $ 49.96        $ 60.02
                                        ------              -------        --------        -------        -------        -------
Income (loss) from investment
 operations:
    Net investment income++......         0.07                 0.31            0.37           0.35           0.50           0.47
    Net realized and unrealized
    gain (loss)..................        (0.93)               11.60          (11.38)         (3.49)          8.32          (7.70)
                                        ------              -------        --------        -------        -------        -------
Total income (loss) from
 investment operations...........        (0.86)               11.91          (11.01)         (3.14)          8.82          (7.23)
                                        ------              -------        --------        -------        -------        -------
Less dividends and distributions
 from:
    Net investment income........        (0.10)               (0.36)          (0.41)         (0.38)         (0.50)         (0.52)
    Net realized gain............        (3.90)               (3.58)          (0.98)         (2.60)         (5.84)         (2.31)
                                        ------              -------        --------        -------        -------        -------
Total dividends and
 distributions...................        (4.00)               (3.94)          (1.39)         (2.98)         (6.34)         (2.83)
                                        ------              -------        --------        -------        -------        -------
Net asset value, end of period...       $37.03              $ 41.89        $  33.92        $ 46.32        $ 52.44        $ 49.96
                                        ======              =======        ========        =======        =======        =======
Total Return+....................        (2.35)%(1)           36.25%         (24.26)%        (6.05)%        18.54%        (12.73)%
Ratios to Average Net Assets(3):
Expenses.........................         1.56 %(2)            1.56%           1.54%          1.48%          1.37%          1.43%
Net investment income............         0.37 %(2)            0.80%           0.92%          0.71%          0.93%          0.76%
Supplemental Data:
Net assets, end of period, in
 millions........................         $105                 $118             $83           $125           $139           $135
Portfolio turnover rate..........           21 %(1)              34%              7%             0%             1%             4%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

22
                       See Notes to Financial Statements

Morgan Stanley Dividend Growth Securities Inc.
FINANCIAL HIGHLIGHTS continued

                                     FOR THE SIX                               FOR THE YEAR ENDED FEBRUARY 28,
                                    MONTHS ENDED            ---------------------------------------------------------------------
                                   AUGUST 31, 2004           2004*           2003            2002           2001          2000*
                                   ---------------          --------       ---------       --------       --------       --------
                                     (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of
 period..........................       $42.04              $ 34.03        $  46.47        $ 52.59        $ 50.16        $ 60.26
                                        ------              -------        --------        -------        -------        -------
Income (loss) from investment
 operations:
    Net investment income++......         0.28                 0.70            0.77           0.83           0.97           1.09
    Net realized and unrealized
    gain (loss)..................        (0.95)               11.63          (11.41)         (3.53)          8.35          (7.76)
                                        ------              -------        --------        -------        -------        -------
Total income (loss) from
 investment operations...........        (0.67)               12.33          (10.64)         (2.70)          9.32          (6.67)
                                        ------              -------        --------        -------        -------        -------
Less dividends and distributions
 from:
    Net investment income........        (0.31)               (0.74)          (0.82)         (0.82)         (1.05)         (1.12)
    Net realized gain............        (3.90)               (3.58)          (0.98)         (2.60)         (5.84)         (2.31)
                                        ------              -------        --------        -------        -------        -------
Total dividends and
 distributions...................        (4.21)               (4.32)          (1.80)         (3.42)         (6.89)         (3.43)
                                        ------              -------        --------        -------        -------        -------
Net asset value, end of period...       $37.16              $ 42.04        $  34.03        $ 46.47        $ 52.59        $ 50.16
                                        ======              =======        ========        =======        =======        =======
Total Return+....................        (1.85)%(1)           37.58%         (23.50)%        (5.10)%        19.60%        (11.85)%
Ratios to Average Net Assets(3):
Expenses.........................         0.56 %(2)            0.56%           0.54%          0.49%          0.48%          0.43%
Net investment income............         1.37 %(2)            1.80%           1.92%          1.70%          1.82%          1.76%
Supplemental Data:
Net assets, end of period, in
 millions........................         $562                 $588            $376           $480           $424           $405
Portfolio turnover rate..........           21 %(1)              34%              7%             0%             1%             4%

---------------------

     *   Year ended February 29.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                                                                              23
                       See Notes to Financial Statements

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President

Joseph J. McAlinden
Vice President

Amy R. Doberman
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.
(c) 2004 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Dividend GrowthSecurities

Semiannual Report
August 31, 2004

[MORGAN STANLEY LOGO]

                                                     37910RPT-RA04-00646P-Y09/04

Item 2.  Code of Ethics.

Not applicable for semiannual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

      There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.


(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Dividend Growth Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2004

                                        3